UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2019	Sep. 30, 2018
CURRENT ASSETS:
Cash and cash equivalents	$ 2,443,400	$ 3,254,700
Accounts receivable, net	183,400	63,300
Prepaid insurance		57,900
Prepaid expenses and other current assets	151,700	134,700
Total current assets	2,778,500	3,510,600
Property and equipment, net	82,800	110,800
Intangible assets, net	74,300	116,500
Goodwill	1,386,800	1,386,800
Other assets	26,000	27,100
TOTAL ASSETS	4,348,400	5,151,800
CURRENT LIABILITIES:
Accounts payable (including $38,900 and $30,350 to related parties as of June 30, 2019 and September 30, 2018, respectively)	561,500	346,900
Accrued liabilities	518,600	268,900
Accrued compensation	207,100	175,400
Accrued compensation - related parties	457,300	209,300
Accrued interest and other liabilities	3,900	3,900
Deferred revenue	175,800	159,700
Current portion of leases	1,500	1,300
Total current liabilities	1,925,700	1,165,400
LONG-TERM LIABILITIES
Long-term borrowing, net	615,800	587,700
Accrued interest on long-term borrowing	122,100	110,100
Long-term portion of capital lease	900	2,100
Total long-term liabilities	738,800	699,900
TOTAL LIABILITIES	2,664,500	1,865,300
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 15,000,000 authorized; 1,500,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 authorized; 550,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 issued and outstanding as of June 30, 2019 and as of September 30, 2018; aggregate liquidation preference of $1,968,750 as of June 30, 2019 and as of September 30, 2018;	1,100	1,100
Common stock, $0.001 par value; 250,000,000 shares authorized as of June 30, 2019 and September 30, 2018 respectively, 12,701,266 and 7,407,254 shares issued and outstanding as of June 30, 2019 and September 30, 2018, respectively;	12,700	7,400
Additional paid-in capital	95,789,800	89,257,700
Accumulated deficit	(92,003,100)	(85,245,300)
Stockholders' Equity Attributable to Parent	3,800,500	4,020,900
Non-controlling interest	(2,116,600)	(734,400)
Total stockholders' equity	1,683,900	3,286,500
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	4,348,400	5,151,800
Series A Preferred Stock
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 15,000,000 authorized; 1,500,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 authorized; 550,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 issued and outstanding as of June 30, 2019 and as of September 30, 2018; aggregate liquidation preference of $1,968,750 as of June 30, 2019 and as of September 30, 2018;
Series A-1 Preferred Stock
STOCKHOLDERS' EQUITY:
Preferred stock, $0.001 par value; 15,000,000 authorized; 1,500,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 authorized; 550,000 shares of Series A Preferred Stock and 500,000 shares of Series A-1 issued and outstanding as of June 30, 2019 and as of September 30, 2018; aggregate liquidation preference of $1,968,750 as of June 30, 2019 and as of September 30, 2018;